EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.02 Schedule 7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2054747			Note Date	xxx	xxx
2064466			Property Type	Single Family Detached	Condo